Offerings - Offering: 1	May 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 957,754,420.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 132,265.89
Offering Note	N/A